Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Goodwill acquired in a business combination	$ 6,682	$ 15,632
Impairment of goodwill	$ (25,139)	$ (25,139)	$ (1,035,795)
Fair Value, Recurring [Member] | Goodwill [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Beginning of period			1,035,795
Goodwill acquired in a business combination			1,374,835
Impairment of goodwill			(1,035,795)
Ending of period			1,374,835
Marketable Securities - Debt Securities [Member] | Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Beginning of period
Ending of period				62,733
Purchase of marketable securities				210,000
Interest due at maturity				4,829
Other than temporary impairment			(62,733)	(50,000)
Conversion to equity method investments
Conversion of marketable securities				(102,096)
Equity Investments [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Beginning of period
Ending of period			50,000	217,096
Purchase of equity investments			150,000	115,000
Other than temporary impairment			(102,096)
Conversion to equity method investments			$ (215,000)
Conversion of marketable securities				$ 102,096